T. ROWE PRICE INTERNATIONAL EQUITY ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1)	2,257	4,848
Total Argentina (Cost $4,578)		4,848
AUSTRALIA 2.0%
Common Stocks 2.0%
BHP Group, Class DI (GBP) (2)	332,709	11,482
Downer EDI	1,310,038	7,306
Qantas Airways	379,813	2,655
Westpac Banking	116,299	3,125
Total Australia (Cost $18,797)		24,568
AUSTRIA 1.9%
Common Stocks 1.9%
BAWAG Group	78,987	12,849
Erste Group Bank	32,151	4,180
OMV	110,743	6,579
Total Austria (Cost $17,901)		23,608
BELGIUM 0.5%
Common Stocks 0.5%
UCB	8,199	2,499
Warehouses De Pauw	140,818	3,990
Total Belgium (Cost $5,828)		6,489
CANADA 3.0%
Common Stocks 3.0%
Canadian National Railway	90,818	8,737
Cenovus Energy	228,249	4,504
Descartes Systems Group (1)(2)	46,580	3,479
Element Fleet Management	222,334	5,633
Great-West Lifeco	86,659	4,056
Shopify, Class A (1)(2)	34,469	4,523
Suncor Energy (USD)	68,035	3,604
TMX Group	62,849	2,320
Total Canada (Cost $34,581)		36,856
CHINA 0.6%
Common Stocks 0.6%
Alibaba Group Holding (HKD)	312,468	6,647
Shenzhou International Group Holdings (HKD)	171,700	1,366
Total China (Cost $6,704)		8,013
DENMARK 1.2%
Common Stocks 1.2%
Novo Nordisk, Class B	195,260	11,594

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Orsted (1)	176,055	3,961
Total Denmark (Cost $14,359)		15,555
FINLAND 0.8%
Common Stocks 0.8%
Sampo, Class A	303,537	3,385
Stora Enso, Class R	262,394	3,021
UPM-Kymmene	116,520	3,214
Total Finland (Cost $9,298)		9,620
FRANCE 11.7%
Common Stocks 11.7%
Air Liquide	16,855	3,156
Airbus	51,484	11,787
Alstom (1)	151,509	4,837
AXA	317,850	14,494
BNP Paribas	56,724	6,134
Cie de Saint-Gobain	43,691	4,313
Dassault Aviation	27,995	10,643
Engie	187,772	5,606
EssilorLuxottica	9,611	2,938
Eurofins Scientific	58,260	4,713
Legrand	35,575	5,680
LVMH Moet Hennessy Louis Vuitton	15,150	9,778
Safran	22,082	7,890
Sanofi	86,989	8,205
Sartorius Stedim Biotech	24,024	5,369
Schneider Electric	18,204	5,219
Societe Generale	156,228	13,690
TotalEnergies	171,779	12,493
Vinci	59,186	8,510
Total France (Cost $131,827)		145,455
GERMANY 7.6%
Common Stocks 7.6%
Allianz	5,513	2,427
BASF	93,068	5,046
Bayer	45,449	2,404
Daimler Truck Holding	94,741	4,587
Deutsche Telekom	391,275	13,131
DHL Group	65,138	3,643
Heidelberg Materials	34,108	9,341
Infineon Technologies	59,193	2,894
KION Group	52,556	3,712
Quiagen	90,529	4,800
SAP	52,915	10,571
Siemens	56,744	17,155
Siemens Energy (1)	46,196	7,871

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Siemens Healthineers	147,797	7,377
Total Germany (Cost $90,112)		94,959
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	799,200	9,221
Galaxy Entertainment Group	396,000	2,012
Techtronic Industries	136,500	1,863
Total Hong Kong (Cost $10,821)		13,096
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank	56,474	7,106
Total Hungary (Cost $4,293)		7,106
INDIA 0.2%
Common Stocks 0.2%
ICICI Bank, ADR (USD)	106,548	3,121
Total India (Cost $3,309)		3,121
IRELAND 1.0%
Common Stocks 1.0%
Kingspan Group	37,228	3,241
Ryanair Holdings	283,027	9,606
Total Ireland (Cost $11,812)		12,847
ITALY 5.1%
Common Stocks 5.1%
Enel	1,210,616	13,376
Ferrari	11,757	3,921
Generali	275,625	11,243
Leonardo	127,768	8,538
Poste Italiane	95,508	2,516
UniCredit	274,969	23,962
Total Italy (Cost $52,785)		63,556
JAPAN 20.9%
Common Stocks 20.9%
Ajinomoto	161,400	3,692
Asahi Group Holdings	443,000	4,638
Asics	152,700	3,676
Calbee (2)	132,298	2,589
Chugai Pharmaceutical	131,000	7,483
Disco	6,590	2,809
Food & Life	72,500	3,961
Fujitsu	175,400	4,874
Hikari Tsushin	8,500	2,347
Hitachi	366,200	12,707

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Isetan Mitsukoshi Holdings (2)	263,200	4,224
KDDI	422,200	7,128
Keyence	9,000	3,302
Komatsu	107,000	4,095
Kyushu Railway	154,500	3,934
MatsukiyoCocokara (2)	193,400	3,098
Mitsubishi Chemical Group	504,100	3,328
Mitsubishi Electric	265,000	8,284
Mitsubishi Estate	416,400	10,612
Mitsubishi UFJ Financial Group	831,400	15,057
Mitsui Fudosan	378,300	4,338
MS&AD Insurance Group Holdings	313,800	7,995
Nintendo	18,300	1,133
Nippon Sanso Holdings	193,100	5,859
Nippon Steel (2)	1,291,600	5,382
Olympus	271,222	3,240
ORIX	324,700	9,895
Recruit Holdings	161,900	8,528
Renesas Electronics (1)(2)	1,065,700	17,718
Resona Holdings	486,400	5,671
Seven & i Holdings	617,000	8,836
Shimizu	255,600	4,539
Shin-Etsu Chemical	211,918	6,969
SoftBank Group	120,400	3,288
Sony Group	532,200	11,734
Sumitomo	195,100	7,923
Sumitomo Mitsui Trust Group	126,300	4,218
Taiheiyo Cement	201,300	5,532
Takeda Pharmaceutical	290,300	9,882
Tokyo Electron	7,400	1,972
Toyota Motor	553,800	12,552
Unicharm	297,800	1,809
Total Japan (Cost $231,563)		260,851
NETHERLANDS 9.4%
Common Stocks 9.4%
ABN AMRO Bank, CVA	123,211	4,540
Adyen (1)	4,795	7,110
AerCap Holdings (USD)	33,828	4,860
Argenx, ADR (USD) (1)	6,076	5,107
ASM International (2)	8,357	7,018
ASML Holding	30,267	43,400
ASR Nederland	24,530	1,782
CVC Capital Partners	229,919	4,085
ING Groep	502,096	14,807
Koninklijke	815,795	3,995
Koninklijke Ahold Delhaize	60,443	2,363

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Koninklijke Philips (2)	174,289	5,005
Magnum Ice Cream (GBP) (1)	54,910	975
Prosus	219,164	12,602
Total Netherlands (Cost $90,048)		117,649
PORTUGAL 1.4%
Common Stocks 1.4%
Banco Comercial Portugues, Class R	4,407,685	4,771
Galp Energia SGPS	397,761	7,914
Jeronimo Martins	207,485	4,893
Total Portugal (Cost $14,957)		17,578
SINGAPORE 1.2%
Common Stocks 1.2%
DBS Group Holdings	115,750	5,380
Sea, ADR (USD) (1)	38,312	4,463
United Overseas Bank	162,193	4,889
Total Singapore (Cost $14,156)		14,732
SOUTH KOREA 1.6%
Common Stocks 1.6%
Hyundai Motor	13,244	4,610
KT, ADR (USD)	222,728	4,659
Samsung Electronics	92,761	10,248
Total South Korea (Cost $10,673)		19,517
SPAIN 2.4%
Common Stocks 2.4%
Amadeus IT Group, Class A	47,608	3,192
Banco Bilbao Vizcaya Argentaria	507,017	12,870
Banco Santander	567,240	7,243
CaixaBank	300,021	3,960
Iberdrola	141,575	3,183
Iberdrola (1)	1,824	41
Total Spain (Cost $26,896)		30,489
SWEDEN 2.1%
Common Stocks 2.1%
Assa Abloy, Class B	112,905	4,565
Essity Aktiebolag, Class B	331,146	9,805
Spotify Technology (USD) (1)	9,703	4,855
Telefonaktiebolaget LM Ericsson, Class B	683,132	7,398
Total Sweden (Cost $25,338)		26,623
SWITZERLAND 4.0%
Common Stocks 4.0%
Cie Financiere Richemont, Class A	41,651	8,085
Julius Baer Group	37,790	3,157

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Nestle	52,865	5,045
Novartis	72,240	10,718
Partners Group Holding	2,182	2,975
Roche Holding	42,697	19,416
Total Switzerland (Cost $41,759)		49,396
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing	138,000	7,631
Total Taiwan (Cost $4,003)		7,631
UNITED KINGDOM 17.8%
Common Stocks 17.8%
AstraZeneca, ADR (USD)	334,241	31,007
Aviva	485,514	4,233
Barclays	2,387,681	15,935
BP	1,140,566	7,232
British American Tobacco	137,692	8,318
BT Group	2,785,802	7,322
Bunzl	77,864	2,183
Compass Group	191,889	5,754
GSK, ADR (USD) (2)	143,755	7,418
HSBC Holdings	726,810	12,822
Imperial Brands	340,490	14,341
Informa	231,949	2,799
Lloyds Banking Group	4,363,667	6,516
National Grid	414,739	7,046
Prudential	503,944	8,277
RELX	90,194	3,198
Rolls-Royce Holdings	1,498,361	25,048
Segro	622,344	6,484
Shell	216,849	8,336
Smiths Group	75,695	2,599
SSE	126,389	4,201
Standard Chartered	386,366	9,886
Taylor Wimpey	1,533,933	2,243
Unilever	244,072	16,604
Wise, Class A (1)	151,011	1,948
Total United Kingdom (Cost $181,942)		221,750
UNITED STATES 0.3%
Common Stocks 0.3%
Amcor	90,556	4,007
Total United States (Cost $3,922)		4,007

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, 3.65% (3)	25,756,017	25,756
Total Short-Term Investments (Cost $25,756)		25,756
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4)	26,364,104	26,364
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		26,364
Total Securities Lending Collateral (Cost $26,364)		26,364
Total Investments 103.5% of Net Assets (Cost $1,114,382)		$1,292,040
Other Assets Less Liabilities (3.5)%		(43,868)
Net Assets 100.0%		$1,248,172

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at January 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 1/31/26
T. Rowe Price Government Reserve Fund	$21,437	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	26,364
	Total			$26,364^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $26,364.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$77,949	1,161,971	$—	1,239,920
Short-Term Investments	25,756	—	—	25,756
Securities Lending Collateral	26,364	—	—	26,364
Total	$130,069	$1,161,971	$—	$1,292,040
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1076-054Q1
01/26